Annual Total Returns- Alger Spectra Fund - Z (Class Z Shares) [BarChart] - Class Z Shares - Alger Spectra Fund - AC - Class Z	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.22%)	19.08%	35.48%	12.60%	7.41%	0.17%	31.47%	(0.57%)	32.61%	43.98%